Investment securities and fair value disclosure (Tables)	12 Months Ended
Mar. 31, 2016
Investment securities and fair value disclosure
Schedule of investment securities at cost and at fair value

	As of March 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	619	115	(58)	—	676
Financial derivatives	86	532	(1)	—	617
Available-for-sale securities:
Listed equity securities and other treasury investments	8,261	3,822	(446)	—	11,637
Equity fund	184	52	—	—	236
Held-to-maturity securities	1,384	—	—	—	1,384
Convertible bonds accounted for under the fair value option	3,983	150	(414)	—	3,719

	14,517	4,671	(919)	—	18,269

	As of March 31, 2016
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	646	230	(105)	—	771
Financial derivatives	7	171	—	—	178
Available-for-sale securities:
Listed equity securities and other treasury investments	12,701	5,940	(438)	(957)	17,246
Held-to-maturity securities	10,760	—	—	(7)	10,753
Convertible bonds accounted for under the fair value option	4,256	366	—	—	4,622

	28,370	6,707	(543)	(964)	33,570

Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2015
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	14,148	—	—	14,148
Restricted cash	2,297	—	—	2,297
Trading securities:
Listed equity securities	676	—	—	676
Financial derivatives	—	617	—	617
Available-for-sale securities:
Listed equity securities	11,637	—	—	11,637
Equity fund	236	—	—	236
Convertible bond accounted for under the fair value option	—	—	3,719	3,719

	28,994	617	3,719	33,330

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	1,278	1,278

	As of March 31, 2016
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	4,700	—	—	4,700
Restricted cash	1,346	—	—	1,346
Trading securities:
Listed equity securities	771	—	—	771
Financial derivatives	—	178	—	178
Available-for-sale securities:
Listed equity securities	17,246	—	—	17,246
Convertible bond accounted for under the fair value option	—	—	4,622	4,622

	24,063	178	4,622	28,863

Liabilities
Forward exchange contracts	—	461	—	461
Contingent consideration in relation to investments and acquisitions	—	—	1,264	1,264

	—	461	1,264	1,725

Schedule of rolling forward of convertible bonds accounted for under the fair value option

Amounts
(in millions of RMB)
Balance at April 1, 2014	1,044
Additions (Note 4(r))	2,944
Decrease in fair value	(264)
Foreign currency translation adjustments	(5)

Balance at March 31, 2015	3,719
Increase in fair value	630
Foreign currency translation adjustments	273

Balance at March 31, 2016	4,622

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions

Amounts
(in millions of RMB)
Balance at April 1, 2014	326
Repayment	(227)
Additions (Note 4(g))	1,094
Increase in fair value	85

Balance at March 31, 2015	1,278
Decrease in fair value	(14)

Balance at March 31, 2016	1,264